EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 14,499,273	R$ 11,283,288
Withholding Income Tax (IRRF) (15%)	(2,174,891)	(1,692,493)
Net amount paid	R$ 12,324,382	R$ 9,590,795
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 1.305595	R$ 1.012961
Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 1.436154	R$ 1.114257
Monthly Interest On Shareholders Equity Paid [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 2,299,273	R$ 2,307,588
Withholding Income Tax (IRRF) (15%)	(344,891)	(346,138)
Net amount paid	R$ 1,954,382	R$ 1,961,450
Monthly Interest On Shareholders Equity Paid [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.206998	R$ 0.206998
Monthly Interest On Shareholders Equity Paid [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.227698	R$ 0.227698
Intermediary Interest Paid On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 5,300,000	R$ 4,000,000
Withholding Income Tax (IRRF) (15%)	(795,000)	(600,000)
Net amount paid	R$ 4,505,000	R$ 3,400,000
Intermediary Interest Paid On Shareholders Equity [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.477259	R$ 0.359141
Intermediary Interest Paid On Shareholders Equity [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.524985	R$ 0.395055
Intermediary Interest Provisioned On Shareholders Equity [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 3,000,000	R$ 2,000,000
Withholding Income Tax (IRRF) (15%)	(450,000)	(300,000)
Net amount paid	R$ 2,550,000	R$ 1,700,000
Intermediary Interest Provisioned On Shareholders Equity [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.270147	R$ 0.179571
Intermediary Interest Provisioned On Shareholders Equity [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.297161	R$ 0.197528
Supplementary Interest On Shareholders Equity Provisioned [Member]
IfrsStatementLineItems [Line Items]
Gross amount paid	R$ 3,900,000	R$ 2,975,700
Withholding Income Tax (IRRF) (15%)	(585,000)	(446,355)
Net amount paid	R$ 3,315,000	R$ 2,529,345
Supplementary Interest On Shareholders Equity Provisioned [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.351191	R$ 0.267251
Supplementary Interest On Shareholders Equity Provisioned [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Per share (gross)	R$ 0.386310	R$ 0.293976